Income Taxes	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

12. Income Taxes

The components of (loss) income before income taxes are as follows:

	Year ended March 31,
	2015	2016	2017
Hong Kong	$(2)	$(2)	$(2)
Macao	292	840	189
PRC	(2,543)	(5,614)	1,398
(Loss) income from continuing operations	$(2,253)	$(4,776)	1,585
Loss from discontinued operations - PRC	(348)	—	—
Net Loss	$(2,601)	$(4,776)	$1,585

Under the current BVI law, the Company’s income is not subject to taxation. Subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2015: 16.5%, 2016: 16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

From January 1, 2008, with the effect of the new PRC Income Tax Law, the standard income tax rate for all subsidiaries operating in the PRC has been reduced from the rate of 33% to 25%.

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in the PRC in connection to the transactions between its subsidiaries located inside and outside PRC.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the transfer pricing contemporaneous documentations (the “Contemporaneous Documentations”) or a basis that they considered reasonable. The amount of income taxes payable at March 31, 2017 includes the deemed profit tax estimated by the management based on the Contemporaneous Documentations.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. There is no material impact on the adoption of ASC 740. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2017, there is no interest and penalties related to uncertain tax positions.

The provision for income taxes consists of the following:

	Year ended March 31,
	2015	2016	2017
Current tax
- PRC	$92	$103	$116
Deferred tax	115	55	93
	$207	$158	$209

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2015	2016	2017
Provision for income taxes at statutory tax rate in the PRC	$(650)	$(1,194)	$396
Effect of income for which no income tax is chargeable	(441)	(210)	(47)
Effect of expense for which no income tax is deductible	1,209	1,452	648
Net change in valuation allowances	89	110	(788)
Effective tax	$207	$158	209

The net deferred income tax consists of the following:

	March 31,
	2016	2017
Deferred income tax assets	$—	$—
Deferred income tax liabilities	(825)	(889)
Net deferred income tax liabilities	$(825)	(889)

The components of net deferred income tax are as follows:

	March 31,
	2016	2017
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$106	$—
Provision of employee benefits	331	392
Depreciation and amortization	901	(9)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,153)	(1,170)
Others	(56)	64
Less: Valuation allowances	(954)	(166)
Net deferred income tax liabilities	$(825)	(889)

The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. As at March 31, 2017, the Company had no unused tax losses.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in the PRC, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2017.